Goodwill and Acquired Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Acquired Intangible Assets

11. GOODWILL AND ACQUIRED INTANGIBLE ASSETS

Intangible assets: The intangible assets acquired from the Company’s acquisition of FCI and Centronix in 2007 and Shannon Systems in 2015 are as follows:

	December 31
	2015				2016
	US$				US$
	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount
Developed technology	8,381	—	(1,051)	7,330	8,381	—	(3,154)	5,227

No impairment losses were recognized in 2014, 2015 and 2016. Amortization expense of acquisition-related intangible assets for the years ended December 31, 2014, 2015 and 2016 was nil, US$1,051 thousand and US$2,103 thousand, respectively.

Goodwill: Goodwill is not amortized, but instead is reviewed and tested for impairment at least annually and whenever events or circumstances occur which indicate that goodwill might be impaired. Impairment of goodwill is tested at the Company’s reporting unit level by comparing the carrying amount, including goodwill, to the fair value. In performing the analysis, the Company uses the best information available, including reasonable and supportable assumptions and projections. If the carrying amount of the reporting unit exceeds its implied fair value, goodwill is considered impaired and a second step is performed to measure the amount of impairment loss, if any. The Company performed its annual impairment test on November 30. The goodwill that resulted from the Company’s acquisition of FCI and Centronix in 2007 and purchased of BTL’s assets in 2011 was US$66,300 thousand. The Company’s fiscal 2014, 2015 and 2016 impairment tests concluded there was no impairment. The goodwill that resulted from the Company’s acquisition of Shannon Systems in 2015 was US$33,204 thousand. Total goodwill was US$68,660 thousand and US$68,656 thousand as of December 31, 2015 and 2016, respectively.

	December 31
	2015				2016
	US$				US$
	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount
Goodwill	99,504	(30,808)	(36)	68,660	99,504	(30,808)	(40)	68,656